Debt	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Debt	DEBT

As of September 30, 2019, and December 31, 2018, our debt was as follows:

(in thousands of $)	September 30, 2019	December 31, 2018
Golar Arctic facility	52,825	58,300
Golar Viking facility	42,969	46,875
2017 convertible bonds	364,366	353,661
Margin loan facility	100,000	100,000
Term loan facility	150,000	—
$1.125 billion facility	157,486	173,732
Subtotal (excluding lessor VIE loans)	867,646	732,568
ICBCL VIE loans (1)	551,425	609,220
CCBFL VIE loan (1)	123,105	123,524
CMBL VIE loan (1)	109,090	121,741
COSCO Shipping VIE loan (1)	92,886	97,163
CSSC VIE loan (1)	822,988	897,980
Total debt	2,567,140	2,582,196
Less: Deferred finance charges, net	(12,748)	(16,837)
Total debt, net of deferred financing costs	2,554,392	2,565,359

At September 30, 2019, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	139,693	835,334	975,027
Long-term debt	719,350	860,015	1,579,365
Total	859,043	1,695,349	2,554,392
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 9).

Margin loan refinancing

In August 2019, we entered into an agreement with a group of lenders to refinance our existing Margin Loan Facility. The new Margin Loan Facility introduces a revolving element, increases the principal amount available to draw to $110 million and has a maturity of one year from execution. The new Margin Loan Facility continues to be secured by a pledge against our common units in Golar Partners.

Term loan facility

In August 2019, we entered into a $150 million term loan facility with a total term of fifteen months. The term loan facility is secured by a pledge against our shares in Golar Power. At September 30, 2019, the term loan facility is considered non-current based on our intention to utilise the extension options that are in our control with no expected breach of contract clauses.